Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Intangible Assets, Net [Abstract]
Software	$ 655,310	$ 609,099
Less: accumulated amortization	(556,757)	(525,193)
Intangible assets, net	$ 98,553	$ 83,906